Net deferred tax liability (details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Taxes:
Property and equipment details	$ 3,094,811	$ 0
Stock-based compensation details	386,541	0
Operating loss and IDC carryforwards	2,082,319	0
Deferred tax asset net.	2,468,860	0
Net deferred income tax liability	$ 625,951	$ 0